Tax - Disclosure of reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 6,557	£ 7,012	£ 8,194
Tax charge based on the applicable UK corporation tax rate of 23.5% (2022: 19%; 2021: 19% )	1,541	1,332	1,557
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.6% (2022: 21.4%; 2021: 22.4% ))	4	167	277
Recurring items:
Non-creditable taxes including withholding taxes	130	126	134
Non-deductible expenses	65	51	80
Impact of UK bank levy being non-deductible	42	33	32
Banking surcharge1 and other items	31	101	83
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	14	17	25
Tax adjustments in respect of share-based payments	4	13	(5)
Adjustments in respect of prior years	(30)	(241)	73
Changes in recognition of deferred tax and effect of unrecognised tax losses	(58)	(146)	(140)
Non-taxable gains and income	(65)	(135)	(198)
Tax relief on holdings of inflation-linked government bonds	(214)	(556)	(169)
Tax relief on payments made under AT1 instruments	(222)	(172)	(149)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	0	346	(462)
Non-deductible provisions for investigations and litigation	0	93	0
Non-deductible provisions for UK customer redress	(8)	10	0
Tax charge	£ 1,234	£ 1,039	£ 1,138
Tax, percentage
Tax rate, percentage	23.50%	19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	0.10%	2.40%	3.40%
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	2.00%	1.80%	1.60%
Non-deductible expenses, percentage	1.00%	0.70%	1.00%
Impact of UK bank levy being non-deductible, percentage	0.60%	0.50%	0.40%
Banking surcharge and other items, percentage	0.50%	1.40%	1.00%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.20%	0.20%	0.30%
Tax adjustments in respect of share-based payments, percentage	0.10%	0.20%	(0.10%)
Adjustments in respect of prior years, percentage	(0.50%)	(3.40%)	0.90%
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(0.90%)	(2.10%)	(1.70%)
Non-taxable gains and income, percentage	(1.00%)	(1.90%)	(2.40%)
Tax relief of holdings of inflation linked government bonds, percentage	(0.033)	(0.079)	(0.021)
Tax relief on payments made under AT1 instruments, percentage	(3.40%)	(2.40%)	(1.80%)
Non-recurring items, percentages
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	0.00%	4.90%	(5.60%)
Non-deductible provisions for investigations and litigation, percentage	0.00%	1.30%	0.00%
Non-deductible provisions for UK customer redress, percentage	(0.10%)	0.10%	0.00%
Total tax charge, percentage	18.80%	14.80%	13.90%
UK banking surcharge rate	4.25%	4.25%	4.25%
Weighted average
Tax, percentage
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	23.60%	21.40%	22.40%